Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 7,216,058	$ 9,311,537	$ 1,203,160
Short-term investments	18,139,445	8,837,445	4,290,348
Accounts receivable, net	1,938,191	2,118,738	3,271,218
Advances to suppliers, net	18,095	338,166	481,769
Inventories, net	192,683	219,505	430,670
Loans receivable	7,875,739	3,608,289	1,013,157
Prepaid expenses and other current assets	1,914,694	352,919	94,925
Total current assets	37,294,905	24,786,599	11,184,712
Non-current assets
Non-current accounts receivable	3,862,004	4,597,214	4,209,546
Non-current advance to a third party	400,889	410,509	421,679
Non-current loan receivable		4,227,079	4,342,100
Property, equipment and software, net	946,354	403,330	122,967
Deferred offering cost			917,446
Operating lease right-of-use assets		3,309	6,641
Long-term investments	1,000,000	1,000,000
Total non-current assets	6,209,247	10,641,441	10,020,379
Total Assets	43,504,152	35,428,040	21,205,091
Current liabilities
Accounts payable	599,806	532,130	696,734
Advances from customers	1,633	4,616
Loans payable	2,545,615	493,159	506,578
Deferred revenue	65,004	166,760	977,054
Taxes payable	1,874,431	1,917,647	1,671,322
Accrued expenses and other current liabilities	338,183	255,131	348,167
Operating lease liabilities		3,309	3,242
Total current liabilities	5,424,672	3,372,752	4,203,695
Non-current Liabilities
Advance from private placement	8,200,000
Loan payable, non- current		2,113,539	2,171,050
Deferred income tax liabilities, non-current	1,734,941	1,604,163	1,300,421
Operating lease liabilities, non-current			3,399
Total non-current liabilities	9,934,941	3,717,702	3,474,870
Total liabilities	15,359,613	7,090,454	7,678,565
Commitments and Contingencies
Shareholders’ Equity
Ordinary shares, value		1,439	1,099
Additional paid-in capital	16,721,551	16,721,551	2,628,356
Statutory reserve	836,215	836,215	836,215
Retained earnings	11,509,410	11,387,748	10,340,107
Accumulated other comprehensive loss	(924,076)	(609,367)	(279,251)
Total Shareholders’ Equity	28,144,539	28,337,586	13,526,526
Total Liabilities and Shareholders’ Equity	43,504,152	35,428,040	21,205,091
Related Party
Current assets
Accounts receivable - related party, net			399,465
Current liabilities
Due to related parties			$ 598
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares, value	620
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares, value	$ 819